Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Difference Between Operating Lease Commitments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Basis for preparation of financial statements and applicable accounting standards [line items]
Lease liabilities	$ 916,948	$ 599,502
PH [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Operating lease commitments		479,255
Less:Commitments related to short-term leases		(46,207)
Operating Lease Commitments Net		$ 433,048
Weighted average incremental borrowing rate		45.98%
Discounted operating lease commitments		$ 247,298
Lease liabilities		247,298
US [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Operating lease commitments		399,381
Less:Commitments related to short-term leases		(26,543)
Operating Lease Commitments Net		$ 372,838
Weighted average incremental borrowing rate		4.63%
Discounted operating lease commitments		$ 352,204
Lease liabilities		$ 352,204